SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Impact of Share Options and Restricted Shares
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2021	2020	2019
Share-based compensation expenses:
2011 Share Incentive Plan	$53,466	$49,579	$28,466
2021 Share Incentive Plan	10,929	—	—
MRP Share Incentive Plan	108	671	1,113
Melco International Share Incentive Plan	6,641	7,021	2,218

Total share-based compensation expenses	71,144	57,271	31,797
Less: Share-based compensation expenses capitalized in property and equipment	(3,187)	(2,879)	—

Share-based compensation expenses recognized in general and administrative expenses	$67,957	$54,392	$31,797

2006 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	1,884,291	$1.75
Exercised	(1,867,743)	1.75
Expired	(16,548)	1.75

Outstanding as of December 31, 2021	—	$—	—	$—

Fully vested and exercisable as of December 31, 2021	—	$—	—	$—

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Proceeds from the exercise of share options	$2,756	$397	$44

Intrinsic value of share options exercised	$7,370	$747	$920

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	28,846,227	$5.93
Granted	4,606,884	6.84
Exercised	(787,074)	5.52
Forfeited or expired	(1,969,931)	5.99

Outstanding as of December 31, 2021	30,696,106	$6.07	6.70	$—

Fully vested and expected to vest as of December 31, 2021	30,696,106	$6.07	6.70	$—

Exercisable as of December 31, 2021	15,886,549	$6.77	5.08	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Weighted average grant date fair value	$2.28	$1.21	$2.59

Proceeds from the exercise of share options	$4,345	$664	$2,798

Intrinsic value of share options exercised	$1,655	$129	$1,201

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2021	2020	2019
Expected dividend yield	2.5%	3.10%	2.75%
Expected stock price volatility	45.46%	43.50%	41.81%
Risk-free interest rate	1.00%	0.43%	2.34%
Expected term (years)	5.6	5.6	5.6

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	13,356,630	$5.46
Granted	12,098,709	6.07
Vested	(6,297,699)	6.91
Forfeited	(626,256)	5.66

Unvested as of December 31, 2021	18,531,384	$5.35

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Weighted average grant date fair value	$6.07	$4.17	$8.14

Grant date fair value of restricted shares vested	$43,533	$20,317	$8,825

Melco International Share Incentive Plan [Member]
Summary of Share Options Activity	A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2021	14,200,000	$2.45

Outstanding as of December 31, 2021	14,200,000	$2.43	7.69	$—

Fully vested and expected to vest as of December 31, 2021	14,200,000	$2.43	7.69	$—

Exercisable as of December 31, 2021	9,467,000	$2.43	7.69	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair value of share options granted under the Melco International Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions:

Year Ended December 31, 2019
Expected dividend yield	0.40%
Expected stock price volatility	43.33%
Risk-free interest rate	1.17%
Expected term (years)	4.9

Summary of Restricted Shares Activity	A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	3,252,000	$2.45
Vested	(1,626,000)	2.43

Unvested as of December 31, 2021	1,626,000	$2.43

MRP SIP Retirement Arrangement {Member]
Summary of Share Options Activity
A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of share Options	Weighted Average Remaining Contractual Term
Cash-settled
Outstanding as of January 1, 2021	1,025,657
Vested	(1,025,657)

Outstanding as of December 31, 2021	—	—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the outstanding share options under the MRP SIP Retirement Arrangements at modification date were estimated using the following weighted average assumptions:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5.7

Summary of Restricted Shares Activity	A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2021, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Cash-settled
Unvested as of January 1, 2021	2,313,502	$0.15
Vested	(2,313,502)	0.15

Unvested as of December 31, 2021	—	$—

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2021	2020	2019
Grant date fair value of restricted shares vested	$351	$1,030	$2,026